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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Friedman
Title: Authorized Person
Phone: (212) 583-5000

Signature, Place, and Date of Signing:


/s/ Robert L. Friedman                    New York, NY           May 15, 2009
---------------------------------   -----------------------   ------------------
[Signature]                               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $831,089 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
  1            28-13113         Blackstone Capital Partners V L.P.

  2            28-12319         Blackstone Kailix Advisors L.L.C.

  3            28-12332         GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

(2) Blackstone Kailix Advisors L.L.C. had no reportable positions in Section 13(f) securities as of March 31, 2009.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                        FOR QUARTER ENDED MARCH 31, 2009

                                                                                                             Voting authority
          Name of          Title of                 Value     Shrs or   SH/  Put/  Investment    Other   ------------------------
          Issuer             Class       CUSIP    (x$1000)    prn amt   PRN  Call  Discretion  Managers     Sole     Shared  None
-----------------------  ------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
ALLIANCE DATA SYSTEMS
CORP                     COM           018581108  $105,965   2,867,800   SH           SOLE         1      2,867,800
BARCLAYS BK PLC          IPMS INDIA
                         ETN           06739F291  $    783      25,800   SH           SOLE                   25,800
CALPINE CORP             COM NEW       131347304  $  8,219   1,206,917   SH           SOLE                1,206,917
CALPINE CORP             COM NEW       131347304  $  2,677     393,102   SH           SOLE         3        393,102
CENTENNIAL COMMUNCTNS
CORP N                   CL A NEW      15133V208  $ 13,236   1,602,432   SH           SOLE        (a)     1,602,432
CHINA PETE & CHEM CORP   SPON ADR H
                         SHS           16941R108  $    400       6,229   SH           SOLE                    6,229
CLEAR CHANNEL OUTDOOR
HLDGS                    CL A          18451C109  $  2,286     622,900   SH           SOLE         3        622,900
COGNIZANT TECHNOLOGY
SOLUTIO                  CL A          192446102  $  3,570     171,700   SH           SOLE                  171,700
DYNEGY INC DEL           CL A          26817G102  $    348     247,000   SH           SOLE         3        247,000
EAGLE ROCK ENERGY
PARTNERS L               UNIT          26985R104  $  4,854     948,141   SH           SOLE         3        948,141
FREEPORT-MCMORAN COPPER
& GO                     COM           35671D857  $    303       7,950   SH           SOLE                    7,950
HOSPITALITY PPTYS TR     NOTE 3.800%
                         3/1           44106MAK8  $  4,043   5,500,000  PRN           SOLE                5,500,000
ISHARES INC              MSCI TAIWAN   464286731  $    197      24,400   SH           SOLE                   24,400
LODGIAN INC              COM PAR $.01  54021P403  $  2,787   1,326,909   SH           SOLE                1,326,909
NETEASE COM INC          SPONSORED
                         ADR           64110W102  $  1,002      37,300   SH           SOLE                   37,300
NEW ORIENTAL ED & TECH
GRP I                    SPON ADR      647581107  $    358       7,129   SH           SOLE                    7,129

                                                                                                             Voting authority
          Name of          Title of                 Value     Shrs or   SH/  Put/  Investment    Other   ------------------------
          Issuer             Class       CUSIP    (x$1000)    prn amt   PRN  Call  Discretion  Managers     Sole     Shared  None
-----------------------  ------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
ORBITZ WORLDWIDE INC     COM           68557K109  $ 59,368  46,021,327   SH           SOLE       1 (b)   46,021,327
REPUBLIC SVCS INC        COM           760759100  $370,024  21,575,772   SH           SOLE        (c)    21,575,772
SANDRIDGE ENERGY INC     COM           80007P307  $  7,322   1,111,111   SH           SOLE         3      1,111,111
SOHU COM INC             COM           83408W103  $    327       7,905   SH           SOLE                    7,905
SPDR GOLD TRUST          GOLD SHS      78463V107  $ 54,168     600,000   SH   PUT     SOLE         3        600,000
SPDR TR                  UNIT SER 1    78462F103  $ 39,760     500,000   SH   PUT     SOLE         3        500,000
STANDARD PAC CORP NEW    COM           85375C101  $    778     884,000   SH           SOLE         3        884,000
TRW AUTOMOTIVE HLDGS
CORP                     COM           87264S106  $148,314  46,060,285   SH           SOLE               46,060,285

(a) The Centennial Communications Corp. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(b) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(c) The Republic Services, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.